UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     June 30, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.0%
Commercial Services - 2.5%
15,300	Equifax, Inc.	1,748,637
27,300	Nielsen Holdings, PLC	1,437,618

		3,186,255

Communications - 2.9%
9,900	SBA Communications Corp. *	991,683
50,725	Verizon Communications, Inc.	2,743,208

		3,734,891

Consumer Durables - 1.3%
10,000	Electronic Arts, Inc. *	661,100
10,400	Polaris Industries, Inc.	1,024,192

		1,685,292

Consumer Non-Durables - 7.9%
19,350	Estee Lauder Cos., Inc.-Class A	1,824,899
38,700	Hanesbrands, Inc.	1,096,758
34,550	NIKE, Inc.	2,123,788
30,100	PepsiCo, Inc.	3,084,648
22,600	Procter & Gamble Co.	1,860,206

		9,990,299

Consumer Services - 8.5%
1,925	Chipotle Mexican Grill, Inc. *	906,617
30,900	H&R Block, Inc.	816,378
48,000	Starbucks Corp.	2,865,600
16,075	Time Warner, Inc.	1,166,241
48,500	Visa, Inc.	3,709,280
13,000	Walt Disney Co.	1,291,030

		10,755,146

Electronic Technology - 10.4%
55,475	Apple, Inc.	6,046,220
83,700	Applied Materials, Inc.	1,772,766
17,600	Broadcom, Ltd.	2,719,200
48,900	Ciena Corp. *	930,078
31,200	Intel Corp.	1,009,320
9,900	Skyworks Solutions, Inc.	771,210

		13,248,794

Energy Minerals - 1.4%
16,500	Continental Resources, Inc. *	500,940
5,400	EOG Resources, Inc.	391,932
22,860	Marathon Petroleum Corp.	849,935

		1,742,807

Quantity	Name of Issuer	Fair Value ($)

Finance - 2.5%
5,900	Goldman Sachs Group, Inc.	926,182
29,500	Invesco, Ltd.	907,715
23,000	JPMorgan Chase & Co.	1,362,060

		3,195,957

Health Services - 2.9%
7,175	Express Scripts Holding Co. *	492,851
5,300	Humana, Inc.	969,635
3,200	McKesson Corp.	503,200
13,625	UnitedHealth Group, Inc.	1,756,262

		3,721,948

Health Technology - 16.0%
22,800	AbbVie, Inc.	1,302,336
4,700	Alexion Pharmaceuticals, Inc. *	654,334
8,800	Allergan, PLC *	2,358,664
2,300	Biogen, Inc. *	598,736
14,425	Celgene Corp. *	1,443,798
32,800	Gilead Sciences, Inc.	3,013,008
9,100	Incyte Corp. *	659,477
15,300	Johnson & Johnson	1,655,460
51,800	Medtronic, PLC	3,885,000
13,800	Mylan NV *	639,630
47,200	Pfizer, Inc.	1,399,008
9,000	Thermo Fisher Scientific, Inc.	1,274,310
12,775	Zimmer Holdings, Inc.	1,362,198

		20,245,959

Industrial Services - 0.8%
13,200	Schlumberger, Ltd.	973,500

Process Industries - 1.9%
21,500	Ecolab, Inc.	2,397,680

Producer Manufacturing - 6.8%
9,650	3M Co.	1,607,980
8,500	Danaher Corp.	806,310
11,800	Delphi Automotive, PLC	885,236
21,800	General Electric Co.	693,022
15,725	Honeywell International, Inc.	1,761,986
13,500	Raytheon Co.	1,655,505
11,600	United Technologies Corp.	1,161,160

		8,571,199

See accompanying notes to schedule of investments.
MARCH 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Retail Trade - 8.1%
31,675	CVS Health Corp.	3,285,648
20,525	Home Depot, Inc.	2,738,651
19,800	Macy’s, Inc.	872,982
18,000	Target Corp.	1,481,040
24,600	TJX Cos., Inc.	1,927,410

		10,305,731

Technology Services - 21.4%
20,950	Accenture, PLC	2,417,630
30,900	Adobe Systems, Inc. *	2,898,420
4,450	Alphabet, Inc.-Class A *	3,394,905
5,966	Alphabet, Inc.-Class C *	4,444,372
12,200	ANSYS, Inc. *	1,091,412
30,500	Cognizant Technology Solutions Corp. *	1,912,350
27,100	Facebook, Inc. *	3,092,110
71,400	Microsoft Corp.	3,943,422
26,300	Oracle Corp.	1,075,933
20,000	PayPal Holdings, Inc. *	772,000
1,600	priceline.com, Inc. *	2,062,336

		27,104,890

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.7%
38,600	Delta Air Lines, Inc.	1,879,048
7,100	FedEx Corp.	1,155,312
9,700	Union Pacific Corp.	771,635
8,600	United Parcel Service, Inc.	907,042

		4,713,037

Total Common Stocks (cost: $86,250,263)		125,573,385

Total Investments in Securities - 99.0% (cost: $86,250,263)		125,573,385
Other Assets and Liabilities, net - 1.0%		1,277,771

Total Net Assets - 100.0%		$126,851,156

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

        PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	125,573,385	—	—	125,573,385

Total:	125,573,385	—	—	125,573,385

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2016

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2016 is included with the Fund’s schedule of investments.

At March 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis
Large Cap Growth	$41,926,493	($2,603,371)	$39,323,122	$86,250,263

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: May 5, 2016

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date: May 5, 2016